Risk Management (Details) - Schedule of maturity analysis of assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Less than 1 year [Member]
ASSETS
Cash and cash equivalents	$ 231,746	$ 128,039
Term deposits	136,278	133,510
Insurance receivables	171,132	164,778
Investments	44,470	105,323
Investments in associates
Reinsurance share of outstanding claims	71,199	83,210
Reinsurance share of unearned premiums	59,235	47,186
Deferred excess of loss premiums	17,206	17,095
Deferred policy acquisition costs	43,785	39,266
Deferred tax assets	45
Other assets	9,942	9,562
Investment properties
Property, premises and equipment
Intangible assets
TOTAL ASSETS	785,038	727,969
LIABILITIES AND EQUITY LIABILITIES
Gross outstanding claims	210,691	210,536
Gross unearned premiums	251,691	222,124
Insurance payables	84,519	78,461
Other liabilities	26,287	18,298
Derivative financial liability
Deferred tax liabilities		55
Unearned commissions	12,285	10,012
TOTAL LIABILITIES	585,473	539,486
EQUITY
Foreign currency translation reserve
Fair value reserve
Retained earnings
TOTAL EQUITY
TOTAL LIABILITIES AND EQUITY	585,473	539,486
More than one year [Member]
ASSETS
Cash and cash equivalents	10,400	5,400
Term deposits	43,688	38,702
Insurance receivables	8,213	1,827
Investments	376,446	288,301
Investments in associates
Reinsurance share of outstanding claims	111,049	104,275
Reinsurance share of unearned premiums	4,889	2,891
Deferred excess of loss premiums	32
Deferred policy acquisition costs	21,057	15,906
Deferred tax assets	426
Other assets
Investment properties
Property, premises and equipment	14,859	13,168
Intangible assets	4,321	4,710
TOTAL ASSETS	595,380	475,180
LIABILITIES AND EQUITY LIABILITIES
Gross outstanding claims	365,208	281,719
Gross unearned premiums	77,035	55,144
Insurance payables	5,000	5,000
Other liabilities	2,752	2,193
Derivative financial liability	12,938	13,628
Deferred tax liabilities	14
Unearned commissions	1,440	1,026
TOTAL LIABILITIES	464,387	358,710
EQUITY
Foreign currency translation reserve
Fair value reserve
Retained earnings
TOTAL EQUITY
TOTAL LIABILITIES AND EQUITY	464,387	358,710
No term [Member]
ASSETS
Cash and cash equivalents
Term deposits
Insurance receivables
Investments	49,306	44,463
Investments in associates	5,693	11,583
Reinsurance share of outstanding claims
Reinsurance share of unearned premiums
Deferred excess of loss premiums
Deferred policy acquisition costs
Deferred tax assets
Other assets
Investment properties	16,308	20,012
Property, premises and equipment
Intangible assets
TOTAL ASSETS	71,307	76,058
LIABILITIES AND EQUITY LIABILITIES
Gross outstanding claims
Gross unearned premiums
Insurance payables
Other liabilities
Derivative financial liability
Deferred tax liabilities
Unearned commissions
TOTAL LIABILITIES
EQUITY
Common shares at par value	489	486
Share premium	159,545	157,677
Foreign currency translation reserve	992	(349)
Fair value reserve	8,215	18,160
Retained earnings	232,624	205,037
TOTAL EQUITY	401,865	381,011
TOTAL LIABILITIES AND EQUITY	401,865	381,011
Total Maturity [Member]
ASSETS
Cash and cash equivalents	242,146	133,439
Term deposits	179,966	172,212
Insurance receivables	179,345	166,605
Investments	470,222	438,087
Investments in associates	5,693	11,583
Reinsurance share of outstanding claims	182,248	187,485
Reinsurance share of unearned premiums	64,124	50,077
Deferred excess of loss premiums	17,238	17,095
Deferred policy acquisition costs	64,842	55,172
Deferred tax assets	471
Other assets	9,942	9,562
Investment properties	16,308	20,012
Property, premises and equipment	14,859	13,168
Intangible assets	4,321	4,710
TOTAL ASSETS	1,451,725	1,279,207
LIABILITIES AND EQUITY LIABILITIES
Gross outstanding claims	575,899	492,255
Gross unearned premiums	328,726	277,268
Insurance payables	89,519	83,461
Other liabilities	29,039	20,491
Derivative financial liability	12,938	13,628
Deferred tax liabilities	14	55
Unearned commissions	13,725	11,038
TOTAL LIABILITIES	1,049,860	898,196
EQUITY
Common shares at par value	489	486
Share premium	159,545	157,677
Foreign currency translation reserve	992	(349)
Fair value reserve	8,215	18,160
Retained earnings	232,624	205,037
TOTAL EQUITY	401,865	381,011
TOTAL LIABILITIES AND EQUITY	$ 1,451,725	$ 1,279,207